Taxation	12 Months Ended
Dec. 31, 2025
Taxation [abstract]
Taxation	34 Taxation
Statement of financial position – Deferred tax
Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
in EUR million 2025	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	126	-155	5	2		-22
Financial assets and liabilities at FVPL	-1,008		-694	-13		-1,715
Depreciation	-22		18	6		2
Cash flow hedges	363	-43		2		322
Pension and post- employment benefits	-32	4	-1	1		-28
Other provisions	62		-1			61
Loans and advances	427	1	-42	-9		376
Unused tax losses carried forward	85		-47	-4		35
Other	-208	57	21	-8		-139
Total	-208	-137	-739	-23		-1,108
Presented in the statement of financial position as:
– Deferred tax liabilities	-1,209					-1,896
– Deferred tax assets	1,001					788
	-208					-1,108
The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’, and includes a deferred tax amount for right-of-use assets of EUR 164 million (2024: EUR 178 million and 2023: EUR 195 million) and a deferred tax amount for lease liabilities of EUR 181 million (2024: EUR 197 million and 2023: EUR 217 million).
The changes in Deferred tax on financial assets and liabilities at FVPL in 2025 amounting to EUR -694 million (2024:
EUR 441 million) is mainly driven by interest yield developments related to derivatives that are under IFRS-EU used in portfolio based hedging strategies for retail mortgages and savings. These portfolio hedging strategies are not allowed under IFRS-IASB and is referred to as the EU IAS39 carve out adjustment for which we refer to Note 1.2.2
Reconciliation between IFRS-EU and IFRS-IASB.
The deferred tax on cash flow hedges relate to floating rate lending with interest rate swaps. Due to interest rate developments in 2025 there was a positive revaluation of the cash flow hedge through other comprehensive income. This resulted in a decline in the deferred tax asset by EUR 43 million compared to the decline in deferred tax assets in 2024 by EUR 138 million due to the decline in the interest yield curve. The deferred tax asset in cash flow hedges decreased from EUR 363 million in 2024 to EUR 322 million in 2025.
The deferred tax on Loans and advances changes through net result in 2025 EUR -42 million (2024: EUR -49 million) relates mainly to differences in valuation between accounting (carrying) value and tax value caused by for example collectively assessed expected credit losses and fee amortisation in Germany.
The deferred tax changes through equity - Other in 2025 of EUR 57 million (2024: EUR -41 million) is due to FX developments following the USD depreciation and the application of IAS 29 Hyperinflation in Türkiye.

Changes in deferred tax
in EUR million 2024	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	64	70	-8			126
Financial assets and liabilities at FVPL	-1,461		441	12		-1,008
Depreciation	-13		-9			-22
Cash flow hedges	502	-138		-1		363
Pension and post-employment benefits	-33	6	1	-5	-1	-32
Other provisions	48		12	1	1	62
Loans and advances	475		-49			427
Unused tax losses carried forward	209		-128	3		85
Other	-154	-41	-9	-5	1	-208
Total	-362	-103	251	6		-208
Presented in the statement of financial position as:
– deferred tax liabilities	-1,447					-1,209
– deferred tax assets	1,085					1,001
	-362					-208

Deferred tax in connection with unused tax losses carried forward
in EUR million	2025	2024
Total unused tax losses carried forward	860	1,345
Unused tax losses carried forward not recognised as a deferred tax asset	640	951
Unused tax losses carried forward recognised as a deferred tax asset	220	394

Average tax rate	15.7%	21.6%
Deferred tax asset	35	85

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
in EUR million	2025	2024	2025	2024
Within 1 year
More than 1 year but less than 5 years	55	135	152	14
More than 5 years but less than 10 years		9	30	66
More than 10 years but less than 20 years
Unlimited	585	808	38	313
	640	951	220	394
Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2025	2024
Australia	14	1
Czech Republic	1
China	8	9
Hong Kong		5
Singapore	2
Taiwan		10
Türkiye	30	40
United States of America		1
	55	66
The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.
At 31 December 2025 and 2024, ING Group had no significant temporary differences associated with the parent company’s investments in subsidiaries and associates as any economic benefit from those investments will not be taxable at parent company-level.
Statement of profit or loss – Taxation

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2025	2024	2023	2025	2024	2023	2025	2024	2023
Current taxation	510	454	601	1,943	1,977	2,121	2,453	2,432	2,722
Deferred taxation	323	65	-141	417	-315	-918	739	-251	-1,059
	833	519	460	2,359	1,662	1,202	3,192	2,181	1,662

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2025	2024	2023
Result before tax from continuing operations	11,791	7,772	6,037
Weighted average statutory tax rate	25.0%	24.0%	22.7%
Weighted average statutory tax amount	2,949	1,864	1,371

Permanent differences affecting current tax
Participation exemption	-69	-87	-43
Other income not subject to tax	-123	-64	-68
Expenses not deductible for tax purposes	476	424	398
Current tax from previously unrecognised amounts	0	-1	1
State and local taxes	56	77	99
Adjustments to prior periods	-92	-34	-72
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	-6	-1	2
Deferred tax benefit from previously unrecognised amounts	0	-1	-30
Write-off/reversal of deferred tax assets	1	4	4
Effective tax amount	3,192	2,181	1,662

Effective tax rate	27.1%	28.1%	27.5%
The effective tax rate of 27.1% in 2025 is higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2025 of the following non-deductible items for income tax purposes: interest expenses based on Dutch thin capitalisation rules for banks, bank taxes, and other non-deductible expenses in various countries. State and local taxes mainly relate to taxes in the United States of America.
The effective tax rate of 28.1% in 2024 was higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2024 of the following non-deductible items for income tax purposes: hyperinflation accounting loss in Türkiye, interest expenses, and bank- and local taxes in various countries. State and local taxes mainly relate to Base Erosion and anti-Abuse Tax (BEAT) in the United States of America and top-up Tax based on
Global Anti-Base Erosion Model Rules (Pillar Two).
The effective tax rate of 27.5% in 2023 was higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2023 of the following non-deductible items for income tax purposes: hyperinflation accounting loss in Türkiye,  interest expenses, and bank- and local taxes in various countries. Adjustments to prior periods mainly relate to a tax refund in Spain.
Equity - Other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2025	2024	2023
Unrealised revaluations of financial assets at fair value through other comprehensive income and other revaluations IFRS-EU	-162	99	-7
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	7	-29	-3
Changes in cash flow hedge reserve	-43	-138	-251
Remeasurement of the net defined benefit asset/liability	4	6	31
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	6	5	2
Exchange rate differences and other	51	-46	19
Total income tax related to components of other comprehensive income	-137	-103	-209